SEGMENTED INFORMATION - Schedule of FFO Reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues		$ 3,728	$ 4,142	$ 3,967
Other income (loss)		194	429	584
Direct operating costs	[1]	(1,495)	(1,767)	(1,466)
Share of revenue, other income and direct operating costs from equity-accounted investments		180	38	38
Management service costs		(110)	(106)	(88)
Interest income (expense)		(1,121)	(1,118)	(1,017)
Current income taxes		(119)	(100)	(113)
Share of interest and cash taxes from equity-accounted investments		(74)	(11)	(8)
Share of Funds From Operations attributable to non-controlling interests		(555)	(713)	(1,181)
Depreciation		(1,240)	(1,262)	(1,342)
Foreign exchange and financial instruments gain		91	238	159
Deferred income tax recovery		132	(67)	40
Other		(183)	(76)	(61)
Dividends on BEPC exchangeable, class A.2 exchangeable shares and exchangeable shares of BRHC		(551)	(549)	(241)
Remeasurement of interests held in BRHC by the partnership		(813)	58	0
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares		(848)	61	0
Remeasurement of exchangeable and class B shares of BRHC		0	574	(106)
Share of earnings from equity-accounted investments		(114)	(51)	(38)
Net income attributable to non-controlling interests		554	516	692
Net loss attributable to the partnership		(2,344)	236	(181)
Share of loss from equity-accounted investments		8	24	8
Net loss attributable to participating non-controlling interests		1	197	489
Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		1,778	1,774	1,654
Other income (loss)		192	269	146
Direct operating costs		(796)	(744)	(613)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		1,174	1,299	1,187
Management service costs		(110)	(106)	(88)
Interest income (expense)		(396)	(368)	(357)
Current income taxes		(40)	(31)	(26)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		628	794	716
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(266)	(67)	(47)
Other income (loss)		(21)	0	(13)
Direct operating costs		107	29	22
Share of revenue, other income and direct operating costs from equity-accounted investments		180	38	38
Adjusted EBITDA		0	0	0
Management service costs		0	0	0
Interest income (expense)		60	11	8
Current income taxes		14	0	0
Share of interest and cash taxes from equity-accounted investments		(74)	(11)	(8)
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		0	0	0
Attributable to non-controlling interests and other
Disclosure of operating segments [line items]
Revenues		2,216	2,435	2,360
Other income (loss)		23	160	451
Direct operating costs		(806)	(1,052)	(875)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		1,433	1,543	1,936
Management service costs		0	0	0
Interest income (expense)		(785)	(761)	(668)
Current income taxes		(93)	(69)	(87)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		(555)	(713)	(1,181)
Funds From Operations		0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues		2,492	2,620	2,505
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		1,296	1,189	1,212
Other income (loss)		81	33	51
Direct operating costs		(601)	(538)	(476)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		776	684	787
Management service costs		0	0	0
Interest income (expense)		(277)	(229)	(261)
Current income taxes		(19)	(21)	(22)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		480	434	504
Wind
Disclosure of operating segments [line items]
Revenues		451	670	609
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		151	223	152
Other income (loss)		34	106	33
Direct operating costs		(74)	(83)	(47)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		111	246	138
Management service costs		0	0	0
Interest income (expense)		(38)	(47)	(28)
Current income taxes		(5)	(9)	(2)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		68	190	108
Utility-scale solar
Disclosure of operating segments [line items]
Revenues		622	643	632
Utility-scale solar | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		224	238	165
Other income (loss)		9	66	23
Direct operating costs		(61)	(67)	(42)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		172	237	146
Management service costs		0	0	0
Interest income (expense)		(55)	(68)	(50)
Current income taxes		(15)	0	(2)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		102	169	94
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues		163	209	221
Distributed energy & sustainable solutions | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		107	124	125
Other income (loss)		46	8	18
Direct operating costs		(54)	(50)	(42)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		99	82	101
Management service costs		0	0	0
Interest income (expense)		(24)	(24)	(21)
Current income taxes		(2)	(1)	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		73	57	80
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		0	0	0
Other income (loss)		22	56	21
Direct operating costs		(6)	(6)	(6)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		16	50	15
Management service costs		(110)	(106)	(88)
Interest income (expense)		(2)	0	3
Current income taxes		1	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		$ (95)	$ (56)	$ (70)

[1]	Direct operating costs exclude depreciation expense disclosed below.